Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
NGLs	$ 3	$ 0
Line fill	5	0
Spare parts, materials and supplies	43	15
Total inventories	$ 51	$ 15